Impairment losses - Key assumptions used in value in use calculations (Details) - EUR (€) € in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Impairment losses
Key assumptions cash flow forecast period for licence and spectrum payments initial period for renewals and newly available spectrum	5 years
Key assumptions period for management plan used in long term growth rate.	5 years
Key assumption period management used forward looking equity market risk premium	10 years
Vodafone Automotive
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	9.10%
Long-term growth rate (as a percent)	1.90%
Projected adjusted EBITDA (as a percent)	31.30%
Vodafone Automotive | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	14.10%
Vodafone Automotive | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	23.40%
Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	7.50%	8.30%	8.30%
Long-term growth rate (as a percent)	0.50%	0.50%	0.50%
Projected adjusted EBITDA (as a percent)	3.80%	2.90%	3.70%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.10%	2.10%	2.00%
Long-term growth rate (as a percent)	(1.00%)	(2.20%)	(2.30%)
Projected adjusted EBITDA (as a percent)	(3.20%)	(4.90%)	(3.30%)
Projected capital expenditure (as a percent)	11.40%	15.40%	16.30%
Germany | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	20.10%	16.90%	16.60%
Germany | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	20.70%	19.90%	18.80%
Germany | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 6.6	€ 7.4	€ 7.7
Germany | Decrease by 2pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value		4.2
Germany | Increase by 2pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value		€ 10.8
Germany | Decrease in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	(3.3)
Germany | Increase in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	18.4
Germany | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.2
Germany | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 15.8
Italy
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	10.30%	10.50%	10.40%
Long-term growth rate (as a percent)	0.50%	1.00%	1.00%
Projected adjusted EBITDA (as a percent)	0.20%	(0.10%)	(2.60%)
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.70%	2.50%
Long-term growth rate (as a percent)	(2.00%)	(2.90%)
Projected adjusted EBITDA (as a percent)	(3.10%)	(4.60%)
Projected capital expenditure (as a percent)	7.90%	11.20%
Italy | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.50%	12.20%	12.10%
Italy | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		12.50%	13.30%
Change required for carrying value to equal recoverable amount
Projected capital expenditure (as a percent)	13.40%
Italy | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 1.8	€ 2.7
Italy | Decrease by 2pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value		1.5
Italy | Increase by 2pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value		€ 4.1
Italy | Decrease in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	(1.0)
Italy | Increase in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	5.1
Italy | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.8
Italy | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 3.0
Spain
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	9.20%	9.30%	9.70%
Long-term growth rate (as a percent)	0.50%	0.50%	1.50%
Projected adjusted EBITDA (as a percent)	8.20%	9.20%	5.90%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)		0.50%	0.20%
Long-term growth rate (as a percent)		(0.70%)	(0.20%)
Projected adjusted EBITDA (as a percent)		(1.30%)	(0.30%)
Projected capital expenditure (as a percent)		2.70%	1.40%
Spain | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.20%	17.10%	16.80%
Spain | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		18.40%	17.40%
Change required for carrying value to equal recoverable amount
Projected capital expenditure (as a percent)	18.10%
Spain | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value		€ 0.5	€ 0.3
Recoverable amount less carrying amount	€ (0.8)
Spain | Decrease by 2pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount		(0.3)
Spain | Increase by 2pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value		€ 1.4
Spain | Decrease in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	(2.3)
Spain | Increase in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.9
Spain | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	€ (1.5)
Ireland
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	7.60%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	3.00%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)		1.20%	0.60%
Long-term growth rate (as a percent)		(1.40%)	(0.70%)
Projected adjusted EBITDA (as a percent)		(2.70%)	(1.00%)
Projected capital expenditure (as a percent)		8.40%	4.20%
Ireland | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	10.70%
Ireland | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	15.20%
Ireland | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	€ (0.6)
Ireland | Decrease in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	(1.1)
Ireland | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	(0.8)
Ireland | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	€ (0.4)
Romania
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate (as a percent)	10.20%	11.10%	9.80%
Long-term growth rate (as a percent)	1.00%	1.00%	1.50%
Projected adjusted EBITDA (as a percent)	8.00%	3.80%	2.60%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)		1.20%	0.10%
Long-term growth rate (as a percent)		(1.50%)	(0.10%)
Projected adjusted EBITDA (as a percent)		(2.00%)	(0.10%)
Projected capital expenditure (as a percent)		3.30%	0.40%
Romania | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	13.70%	12.10%	11.90%
Romania | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	18.50%	12.70%	14.60%
Romania | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value		€ 0.1	€ 0.0
Recoverable amount less carrying amount	€ (0.1)
Romania | Increase by 2pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value		€ 0.2
Romania | Decrease in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	(0.3)
Romania | Increase in EBITDA by 5pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.1
Romania | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	€ (0.2)
UK
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.10%	0.70%	0.50%
Long-term growth rate (as a percent)	(1.30%)	(0.90%)	(0.60%)
Projected adjusted EBITDA (as a percent)	(2.30%)	(1.90%)	(0.80%)
Projected capital expenditure (as a percent)	4.50%	3.30%	3.20%
Portugal
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.50%	0.70%	1.00%
Long-term growth rate (as a percent)	(1.60%)	(0.70%)	(1.10%)
Projected adjusted EBITDA (as a percent)	(3.40%)	(1.40%)	(1.50%)
Projected capital expenditure (as a percent)	7.10%	3.40%	6.40%
Czech Republic
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.70%		3.10%
Long-term growth rate (as a percent)	(1.80%)		(4.00%)
Projected adjusted EBITDA (as a percent)	(4.00%)		(4.00%)
Projected capital expenditure (as a percent)	12.50%		16.90%
Hungary
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.90%
Long-term growth rate (as a percent)	(2.20%)
Projected adjusted EBITDA (as a percent)	(3.90%)
Projected capital expenditure (as a percent)	9.10%